Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 45,126	$ 36,755
Restricted cash		19,040	15,943
Accounts receivable, net		31,302	24,903
Inventories, net		17,451	21,126
Prepaid expenses and other current assets		5,670	6,773
Total current assets		118,589	105,500
Non-current assets:
Property, plant and equipment, net		8,509	8,960
Right-of-use assets		1,874	3,019
Deferred tax assets		1,036	790
Other non-current assets		259	352
Total non-current assets		11,678	13,121
TOTAL ASSETS		130,267	118,621
Current liabilities:
Short-term borrowings		26,222	31,022
Accounts payable		22,513	17,848
Bank acceptance notes payable		13,279	11,863
Accrued expenses and other current liabilities		14,707	13,149
Derivative liabilities		2,259	1,712
Operating lease liabilities – current		1,257	1,266
Taxes payable		1,872	805
Total current liabilities		82,369	77,665
Non-current liabilities:
Operating lease liabilities – non-current		683	1,789
Total non – current liabilities		683	1,789
TOTAL LIABILITIES		83,052	79,454
Commitments and Contingencies
Mezzanine equity
Redeemable ordinary shares (10,526,300 Class A shares issued and outstanding at approximately $1.34 per share as of December 31, 2022 and 2023)		14,104	14,104
Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)
Additional paid-in capital		833	833
Statutory reserve		3,193	2,124
Retained earnings		26,024	19,319
Accumulated other comprehensive income		3,060	2,786
Total shareholders’ equity		33,111	25,063
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY		130,267	118,621
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1	1
Related party
Current liabilities:
Amounts due to related parties – current		$ 260

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.